Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SIX CIRCLES FUNDS
Six Circles Credit Opportunities Fund
Supplement dated December 17, 2024
to the Prospectus dated April 30, 2024, as supplemented
On December 9, 2024, the Board of Trustees for the Six Circles Credit Opportunities Fund (the “Fund”) approved the addition of the Muzinich & Co., Inc. (“Muzinich”) European High Yield investment strategy as an additional investment strategy for the Fund, effective immediately. Muzinich is currently a sub‑adviser to the Fund, but will now also utilize its European High Yield investment strategy for Fund assets allocated to the Muzinich European High Yield sleeve of the Fund by the J.P. Morgan Private Investments Inc., the adviser to the Fund.
Effective immediately, the following is added to the end of the “Risk/Return Summary — What are the Fund’s main investment strategies?” section of the Prospectus and the end of the “More About the Fund — SIX CIRCLES CREDIT OPPORTUNITIES FUND (THE “FUND”) — Principal Investment Strategies” section of the Prospectus, relating to Muzinich:
Muzinich – European High Yield
With respect to the portion of the Fund allocated to Muzinich’s European High Yield investment strategy, Muzinich will invest in a portfolio of European high yield corporate investments focused on bonds, floating rate notes and other debt instruments issued by European companies or by non‑European companies with primary business in Europe or issuing European currency debt instruments. The holdings in the Muzinich European High Yield sleeve will be predominately rated below BBB‑ by S&P or Fitch and/or below B3 by Moody’s (“high yield” or “junk”), but holdings may also from time to time include structured paper (CLO tranches), as well as investment grade corporate bonds anticipated to be trading with a high yield valuation. Muzinich may use derivatives for hedging and efficient portfolio management purposes in gaining exposure to credit or duration, but not for speculative or leveraging purposes. The Muzinich European High Yield investment strategy aims to generate strong risk-adjusted returns and achieve capital preservation through rigorous credit selection amongst instruments which Muzinich deems to be creditworthy and well-priced in the market relative to their peer group.
Effective immediately, the following risk disclosure is added to the “Risk/Return Summary — The Fund’s Main Investment Risks” section of the Prospectus, following the “Greater China Region Risk”:
European Market Risk. The Fund’s performance will be affected by political, social and economic conditions in Europe, such as growth of the economic output (the gross national product), the rate of inflation, the rate at which capital is reinvested into European economies, the success of governmental actions to reduce budget deficits, the resource self-sufficiency of European countries and interest and monetary exchange rates between European countries. European financial markets may experience volatility due to concerns about high government debt levels, credit rating downgrades, rising unemployment, the future of the euro as a common currency, possible restructuring of government debt and other government measures responding to those concerns and fiscal and monetary controls imposed on member countries of the European Union.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS FOR FUTURE REFERENCE
J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.

Six Circles Credit Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SIX CIRCLES FUNDS
Six Circles Credit Opportunities Fund
Supplement dated December 17, 2024
to the Prospectus dated April 30, 2024, as supplemented
On December 9, 2024, the Board of Trustees for the Six Circles Credit Opportunities Fund (the “Fund”) approved the addition of the Muzinich & Co., Inc. (“Muzinich”) European High Yield investment strategy as an additional investment strategy for the Fund, effective immediately. Muzinich is currently a sub‑adviser to the Fund, but will now also utilize its European High Yield investment strategy for Fund assets allocated to the Muzinich European High Yield sleeve of the Fund by the J.P. Morgan Private Investments Inc., the adviser to the Fund.
Effective immediately, the following is added to the end of the “Risk/Return Summary — What are the Fund’s main investment strategies?” section of the Prospectus and the end of the “More About the Fund — SIX CIRCLES CREDIT OPPORTUNITIES FUND (THE “FUND”) — Principal Investment Strategies” section of the Prospectus, relating to Muzinich:
Muzinich – European High Yield
With respect to the portion of the Fund allocated to Muzinich’s European High Yield investment strategy, Muzinich will invest in a portfolio of European high yield corporate investments focused on bonds, floating rate notes and other debt instruments issued by European companies or by non‑European companies with primary business in Europe or issuing European currency debt instruments. The holdings in the Muzinich European High Yield sleeve will be predominately rated below BBB‑ by S&P or Fitch and/or below B3 by Moody’s (“high yield” or “junk”), but holdings may also from time to time include structured paper (CLO tranches), as well as investment grade corporate bonds anticipated to be trading with a high yield valuation. Muzinich may use derivatives for hedging and efficient portfolio management purposes in gaining exposure to credit or duration, but not for speculative or leveraging purposes. The Muzinich European High Yield investment strategy aims to generate strong risk-adjusted returns and achieve capital preservation through rigorous credit selection amongst instruments which Muzinich deems to be creditworthy and well-priced in the market relative to their peer group.
Effective immediately, the following risk disclosure is added to the “Risk/Return Summary — The Fund’s Main Investment Risks” section of the Prospectus, following the “Greater China Region Risk”:
European Market Risk. The Fund’s performance will be affected by political, social and economic conditions in Europe, such as growth of the economic output (the gross national product), the rate of inflation, the rate at which capital is reinvested into European economies, the success of governmental actions to reduce budget deficits, the resource self-sufficiency of European countries and interest and monetary exchange rates between European countries. European financial markets may experience volatility due to concerns about high government debt levels, credit rating downgrades, rising unemployment, the future of the euro as a common currency, possible restructuring of government debt and other government measures responding to those concerns and fiscal and monetary controls imposed on member countries of the European Union.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS FOR FUTURE REFERENCE
J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.